Provisions for liabilities and charges - Sensitivity (Details) - Payment protection insurance complaint in Thousands	12 Months Ended
	Dec. 31, 2017 GBP (£) complaint	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)	Dec. 31, 2014 GBP (£)
Short positions
Change in provisions	£ 107,000,000	£ 362,000,000	£ 359,000,000	£ 440,000,000
Single premium book past business review take-up rate | Estimated Change In Provision | Maximum
Short positions
Change in provisions	£ (18,000,000)
Customer Initiated Complaints
Short positions
Number of customer initiated complaints | complaint	1,423
Customer Initiated Complaints | Estimated Change In Provision
Short positions
Number of customer initiated complaints | complaint	256
Customer Initiated Complaints | Estimated Change In Provision | Minimum
Short positions
Change in assumption (as a percent)	(5.00%)
Change in provisions	£ (18,000,000)
Customer Initiated Complaints | Estimated Change In Provision | Maximum
Short positions
Change in assumption (as a percent)	5.00%
Change in provisions	£ 18,000,000
Uphold rate
Short positions
Actual to date (as a percent)	90.00%
Uphold rate | Estimated Change In Provision
Short positions
Current assumptions (as a percent	94.00%
Uphold rate | Estimated Change In Provision | Minimum
Short positions
Change in assumption (as a percent)	(1.00%)
Change in provisions	£ (4,000,000)
Uphold rate | Estimated Change In Provision | Maximum
Short positions
Change in assumption (as a percent)	1.00%
Change in provisions	£ 4,000,000
Average redress
Short positions
Liabilities relating to provision	1,681
Average redress | Estimated Change In Provision
Short positions
Liabilities relating to provision	£ 1,476
Average redress | Estimated Change In Provision | Minimum
Short positions
Change in assumption (as a percent)	(5.00%)
Change in provisions	£ (18,000,000)
Average redress | Estimated Change In Provision | Maximum
Short positions
Change in assumption (as a percent)	5.00%
Change in provisions	£ 18,000,000
Processing costs per claim
Short positions
Liabilities relating to provision	160
Processing costs per claim | Estimated Change In Provision
Short positions
Liabilities relating to provision	£ 142
Processing costs per claim | Estimated Change In Provision | Minimum
Short positions
Change in assumption (as a percent)	(10.00%)
Change in provisions	£ (1,000,000)
Processing costs per claim | Estimated Change In Provision | Maximum
Short positions
Change in assumption (as a percent)	10.00%
Change in provisions	£ 1,000,000